Deferred tax - Analysis of Deferred Tax Balances for Financial Reporting Purposes (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets gross	£ 430.9	£ 412.0
Deferred tax assets, offset	(243.0)	(259.0)
Deferred tax assets	187.9	153.0
Deferred tax liabilities gross	(622.8)	(738.5)
Deferred tax liabilities, offset	243.0	259.0
Deferred tax liabilities	(379.8)	(479.5)
Deferred tax assets (liabilities)	£ (191.9)	£ (326.5)